UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2013

Item 1.  Report to Stockholders.

[Calvert Tax-Free Reserves Money Market and Tax-Free Bond Semi-Annual Report to Shareholders]

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Dear Shareholder:

More than 35 years ago, Calvert’s founders launched the First Variable Rate Fund for Government Income. It was not only Calvert’s first mutual fund, but also the first variable-rate, government money market fund in the United States. The Fund used an innovative mix of securities to provide shareholders with attractive yields and a strong measure of safety.

Given that legacy, the decision to recommend a merger of Calvert Tax-Free Reserves Money Market Portfolio, Calvert First Government Money Market Fund, and two other money-market funds into Calvert Ultra-Short Income Fund was not an easy one. Our investment team had many discussions before making the proposal to your fund’s board of directors. But we can’t escape the fact that the money-market fund environment today is dramatically different now.

Changed Environment for Money Market Funds

Back in June 1976, when we launched our first money market fund, the effective federal funds rate was 5.48%. In June 2013, it was just 0.09%. And it hasn’t been above 1% since September 2008.1 For almost five years, the Federal Reserve’s near-zero interest rate policy has barely kept money market fund returns in positive territory. It’s unclear how long the Federal Reserve will continue this policy of very low short-term rates.

Furthermore, new regulations could soon be changing the very nature of money market funds. The Securities and Exchange Commission (SEC) is evaluating rules that would limit the amount an investor can redeem during times of “financial market stress” and require money market funds to trade at a fluctuating net asset value (NAV), as stock and bond mutual funds do. Both would undermine the very reasons many investors choose money market funds—a reliably stable (though not guaranteed) NAV with fast and certain access to their money when they need it.

The Proposed Merger

By this time, you should have received a letter and proxy statement providing the details of the proposed merger. As a shareholder, your voice is important to us, and a meeting to vote on the proposal will occur on September 20, 2013, in Bethesda, Maryland. If you have already voted your proxy ballot, thank you. If not, please take a moment now to vote at https://www.proxy-direct.com/cal-24814 or call 1-800-337-3503. Your vote now will help save the Fund the expense of additional proxy solicitation (if needed) to obtain a quorum.

We’ve proposed merging each of Calvert’s money market funds, including Calvert Tax-Free Reserves Money Market Portfolio, into Calvert Ultra-Short Income Fund because its investment strategy and risk profile is most similar to a money market fund. It is important to note, however, that Calvert Ultra-Short Income fund is not a money

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market fund and involves some additional risk. The most important difference is that Calvert Ultra-Short Income Fund has a floating NAV, so the value of your investment will fluctuate. In addition, Calvert Tax-Free Reserves Money Market Portfolio shareholders would also be moving from a tax-exempt to a taxable fund, so they may want to consult a tax professional.

Although very short-term fixed-income securities do come with additional risk compared with cash investments, they have the potential to earn higher returns and should make your money work harder in a low-yield environment. Historically, Calvert Ultra-Short Income Fund has delivered higher returns and lower risk relative to comparable funds and currently has a five-star overall Morningstar rating.2

We recommend consulting your financial advisor if you have any questions about the suitability of Calvert Ultra-Short Income Fund in your overall portfolio. If you have any questions about the merger itself, we welcome your calls at 800.368.2745.

If the mergers are approved by shareholders, this will be your last shareholder report for Calvert Tax-Free Money Market Portfolio. We thank you for entrusting your money market assets to Calvert and we look forward to the opportunity to serve you as a shareholder in other Calvert funds.

Barbara J. Krumsiek
President and CEO
Calvert Investments, Inc.
July 2013

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1. The federal funds rate is the rate that banks charge each other to borrow money overnight. See http://research.stlouisfed.org/fred2/data/FEDFUNDS.txt for historical federal funds rate data.

2. Calvert Ultra-Short Income Fund is rated 5-stars overall by Morningstar among 88 funds in the Morningstar Ultra-Short Bond category for the Fund’s Class A Shares (Load Waived) for the period ended June 30, 2013, based on risk-adjusted returns.

Past performance is no guarantee of future results. Source: Morningstar, Inc. 2013. For each fund with at least a three-year history, Morningstar calculates proprietary ratings using a risk-adjusted formula that measures the amount of variation in a fund’s monthly performance, giving more emphasis to downward variations and rewarding consistent performance. Ratings reflect sales load/charge and redemption fee except where noted and are subject to change each month. The top 10% of the funds in a category receive five stars; the next 22.5% four stars; the next 35% three stars; the next 22.5% two stars; and the last 10% one star. A high rating does not necessarily mean a fund had a positive return for the period. The Overall Morningstar Rating is derived from a weighted average of a fund’s three-, five-, and 10-year (if applicable) ratings. The Fund (Class A Load Waived) received four and five stars among 88 and 81 funds, respectively, for the three- and five-year periods in the Morningstar Ultrashort Bond category for the period ended June 30, 2013. Morningstar rating is for Class A Shares (Load-Waived) only; other classes may have different performance characteristics and ratings.

Unlike a money market fund, Calvert Ultra-Short Income Fund is a bond mutual fund whose NAV fluctuates. An investor could lose money on an investment in the Fund or the Fund could underperform because of the following risks: the market prices of bonds held by the Fund may fall; individual investments of the Fund may not perform as expected; and/or the Fund’s portfolio management practices may not achieve the desired result. Bond funds are subject to interest rate risk and credit risk. When interest rates rise, the value of fixed-income securities will generally fall. In addition, the credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amount of the Fund’s monthly distributions to shareholders is expected to vary. Generally when market interest rates fall, the amount of the distributions will decrease. Investments in high-yield, high risk bonds can involve a substantial risk of loss. An active trading style can result in higher turnover (exceeding 100%), may translate to higher transaction costs, may increase your tax liability, and may affect Fund performance. The Fund is non-diversified and may be more volatile than a diversified fund.

In connection with the proposed reorganizations, The Calvert Fund has filed with the Securities and Exchange Commission (“SEC”), and has furnished to the shareholders of Calvert Tax-Free Reserves Money Parket Portfolio (“Merging Portfolio”), a prospectus/proxy statement and other relevant documents. This shareholder letter does not constitute a solicitation of any vote or approval. Shareholders of each Merging Portfolio are urged to read the prospectus/proxy statement and any other documents filed or to be filed with the SEC in connection with the proposed reorganizations, or incorporated by reference in the prospectus/proxy statement, because they contain important information about the proposed reorganizations.

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Investors may obtain a free copy of documents filed with the SEC at the SEC’s website at http:// www.sec.gov. In addition, investors may obtain a free copy of the SEC filings made by The Calvert Fund and each registered investment company of which a Merging Portfolio is a series (each, a “Merging RIC”) by directing a request to: Calvert Investments, Inc., Attention: Client Services, 4550 Montgomery Avenue, Suite 1125N, Bethesda, Maryland 20814; (800) 368-2745. With respect to each Reorganization, The Calvert Fund, each Merging RIC and their trustees and officers may be deemed to be “participants” in the solicitation of proxies from shareholders of the applicable Merging Portfolio in favor of that Reorganization. Information regarding the persons who may, under the rules of the SEC, be considered participants in the solicitation of the shareholders of each Merging Portfolio is set forth in the Statement of Additional Information dated January 31, 2013 or April 30, 2013, as applicable, of each Merging Portfolio, and in the Statement of Additional Information of Calvert Ultra-Short Income Fund dated January 31, 2013. These documents have been filed with the SEC and are available at www.calvert.com.

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INVESTMENT CLIMATE

The actions of global governments and central banks have driven global financial and commodity market returns and created peaks and valleys in volatility over the past five years, and that was no different over the six-month reporting period ended June 30, 2013. For the first four months of 2013, a combination of monetary and fiscal policy decisions and political events helped pushed bond yields lower. The primary influences on yields were a drag on economic growth from U.S. government spending cuts, political turmoil in Italy, a banking collapse in Cyprus, and the announcement by the Bank of Japan about more extreme monetary

CALVERT TAX-FREE
MONEY MARKET
PORTFOLIO
JUNE 30, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	6/30/13	6/30/13
Class O	0.005%	0.01%

Lipper Tax-Exempt
Money Market
Funds Average	0.01%	0.02%

AVERAGE ANNUAL TOTAL RETURNS
Six months**	0.005%
One year	0.01%
Five year	0.19%
Ten year	1.03%

7-DAY SIMPLE/EFFECTIVE YIELD
7-day simple yield	0.01%
7-day effective yield	0.01%

% OF TOTAL
INVESTMENT ALLOCATION	INVESTMENTS
Municipal Variable Rate
Demand Notes	96%
Other Municipal Notes	4%
Total	100%

WEIGHTED AVERAGE MATURITY
6/30/13	12/31/12
8 days	14 days

* Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Visit www.calvert.com for current performance data.

** Total return is not annualized for periods of less than one year.

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policy easing. The yield on the 10-year Treasury note bottomed at 1.61% at the beginning of May.1 In the last two months of the reporting period, however, interest rates rose sharply. Key developments included an unexpected sharp rise in Japanese bond yields in April as that market struggled to adjust to the new monetary policy. That rise pushed yields higher on government bonds worldwide, including U.S. Treasuries. In addition, there were positive upward revisions to U.S. payroll data released on May 2, comments by Federal Reserve (Fed) Chairman Bernanke in May and June that the Fed was prepared to taper its quantitative easing (QE) purchases, and a severe crunch in China’s bank funding market in June. By the end of June, the yield on the 10-year Treasury note had increased by nearly one percentage point from its early May low. Investor expectations for poor returns from bonds for the second quarter of the year, and concern about a further rise in yields, led to heavy redemptions from bond-based products.

Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates near 0%. The three-month Treasury bill yield, for example, was nearly unchanged at 0.04%. Longer-maturity yields increased. Over the course of the six-month period, the 10-year Treasury yield rose 74 basis points (a basis point is 0.01 percentage points) to 2.52%.2 Benchmark index yields for investment-grade and high-yield corporate bonds increased 67 and 51 basis points, respectively. A key municipal index yield and the 30-year mortgage rate each increased over one percentage point.

CALVERT TAX-FREE
BOND FUND
JUNE 30, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	6/30/13	6/30/13
Class A	-4.22%	-0.54%

Barclays Municipal
Bond Index	-2.69%	0.24%

Lipper General & Insured
Municipal Debt
Funds Average	-3.54%	0.03%

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Electric	0.8%
Health/Hospital	15.2%
Higher Education	9.5%
Housing	2.8%
Industrial Development Revenue/
Pollution Control Revenue	2.9%
Lease/Certificate of Participation	0.3%
Local General Obligation	24.0%
Other Revenue	8.7%
Other Transportation	1.4%
Prerefunded/Escrow to Maturity	4.9%
Resource Recovery	1.4%
Special Tax	0.9%
State General Obligation	13.2%
Transportation	7.2%
Water& Sewer	6.8%
Total	100%

*Total Return at NAV does not reflect the deduction of the Portfolio’s maximum front-end sales charge of 3.75% and assumes reinvestment of dividends. Total return is not annualized for periods of one year or less.

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years. The results shown reflect the deduction of the maximum front-end sales charge of 3.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of the Portfolio shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.90%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Portfolio’s operating expenses.

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The sharp rise in bond market yields was ironic given that the U.S. economy continued to sputter. We expect a sub-2% annualized rate of economic growth for the reporting period. Key consumer price inflation rates trended down, a phenomenon called disinflation. The core personal consumption expenditure (PCE) inflation rate fell 0.5 percentage points to 1% as of May, which is just half of the Fed’s 2% target. The unemployment rate declined 0.2 percentage points to 7.6% in June, remaining about two percentage points above the Fed’s desired long-run average.3

OUTLOOK

We expect policymakers to continue to periodically drive markets over the balance of 2013 and for price volatility to run at a higher overall level. First and foremost for the U.S. bond market will be any change in the expected timing and amount of tapering of the Fed’s $85 billion per month QE. We expect the tapering to commence between September and December, with a bias toward later rather than sooner. Yield levels at the end of the reporting period adequately reflected this scenario. In addition, in September the confluence of German federal elections and the potential for another U.S. debt ceiling face-off could move markets.

U.S. monetary policy should remain very accommodative, perhaps becoming somewhat less so, and the search for yield will resume. We expect money market and savings rates to remain near zero for perhaps two more years. The backup in yields that occurred in May and June, and the underperformance of corporate and municipal debt securities compared to Treasuries, created attractive buying opportunities. Our fundamental view of U.S. corporate and municipal credit remains quite positive. We remain cautious, however, about the possibility of another leg up in yields and plan to maintain conservative bond fund durations4 relative to the benchmarks.

July 2013

CALVERT TAX-FREE
BOND FUND
JUNE 30, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A	(WITH MAX. LOAD)
Six month*	-7.79%
One year	-4.27%
Five year	2.28%
Ten year	2.40%

EFFECTIVE DURATION

6/30/13	12/31/12
4.59 years	4.74 years

MONTHLY DIVIDEND YIELD

6/30/13	12/31/12
2.68%	2.98%

SEC YIELD
30 DAYS ENDED
6/30/13	12/31/12
2.23%	1.58%

*Total Return is not annualized for periods of less than one year.

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1. Intraday Treasury yield data source: stockcharts.com

2. Yield and interest rate data sources: Federal Reserve and Bank of America Merrill Lynch.

3. Data source for PCE price index and unemployment rates: Bureau of Economic Analysis and Bureau of Labor Statistics.

4. Duration measures a portfolio’s sensitivity to changes in interest rates. Generally, the longer the duration, the greater the change in value for a given change in interest rates.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Money Market Portfolio charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $2,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
MONEY MARKET	ACCOUNT VALUE	ACCOUNTVALUE	1/1/13 -
CLASS O	1/1/13	6/30/13	6/30/13

Actual	$1,000.00	$1,000.05	$0.80

Hypothetical	$1,000.00	$1,023.99	$0.81
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
TAX-FREE BOND	ACCOUNT VALUE	ACCOUNTVALUE	1/1/13 -
CLASS A	1/1/13	6/30/13	6/30/13

Actual	$1,000.00	$957.76	$4.46

Hypothetical	$1,000.00	$1,020.24	$4.60
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2013

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.0%	AMOUNT	VALUE
Alabama - 5.7%
Birmingham Alabama Industrial Development Board Revenue
VRDN, 0.12%, 5/1/29, LOC: Renasant Bank,
C/LOC: FHLB (r)†	$440,000	$440,000
Columbia Alabama Industrial Development Board Pollution
Control Revenue VRDN, 0.08%, 6/1/22,
GA: Alabama Power Co. (r)†	5,000,000	5,000,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone
Revenue VRDN:
0.12%, 3/1/27, LOC: Citibank (r)†	7,650,000	7,650,000
0.07%, 4/1/28, LOC: Bank of Nova Scotia (r)†	8,100,000	8,100,000
		21,190,000

Alaska - 3.2%
Alaska Industrial Development & Export Authority Revenue VRDN,
0.08%, 4/1/34, LOC: Union Bank (r)†	11,625,000	11,625,000

Arizona - 3.0%
Arizona Health Facilities Authority Revenue VRDN,
0.08%, 3/1/33, LOC: Bank of America (r)†	4,200,000	4,200,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue
VRDN, 0.10%, 8/1/22, LOC: Farm Credit Services,
C/LOC: CoBank (r)†	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.06%, 1/15/32,
CEI: Fannie Mae (r)†	3,350,000	3,350,000
		11,250,000

California - 3.2%
Alameda California Public Financing Authority Revenue
VRDN, 0.07%, 12/1/33, LOC: Union Bank,
C/LOC: CALSTRs (r)†	3,500,000	3,500,000
California Pollution Control Financing Authority Revenue
VRDN, 0.12%, 3/1/16, LOC: Comerica Bank (r)†	380,000	380,050
California Statewide Communities Development Authority Special
Tax Revenue VRDN, 0.09%, 5/1/22, LOC: Bank of the West,
C/LOC: CALSTRs (r)†	1,135,000	1,135,000
Manteca Redevelopment Agency Tax Allocation VRDN,
0.07%, 10/1/42, LOC: State Street Bank & Trust (r)†	1,280,000	1,280,000
San Bernardino County California MFH Revenue VRDN,
0.12%, 5/15/29, Collateral Agreement: Fannie Mae (r)†	800,000	800,000
Victorville California MFH Revenue VRDN, 0.23%, 12/1/15,
LOC: Citibank (r)†	4,540,000	4,540,000
		11,635,050

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Colorado - 0.9%
Colorado HFA Revenue VRDN, 0.08%, 2/1/31,
CEI: Fannie Mae (r)†	$1,200,000	$1,200,000
Englewood Colorado MFH Revenue VRDN, 0.06%, 12/1/26,
CEI: Freddie Mac (r)†	2,200,000	2,200,000
		3,400,000

Connecticut - 1.8%
Connecticut Health & Educational Facility Authority Revenue
VRDN, 0.06%, 7/1/38, LOC: Sovereign Bank,
C/LOC: Bank of New York Mellon (r)†	4,405,000	4,405,000
Connecticut HFA Revenue VRDN, 0.05%, 7/1/32, LOC: HSBC
USA, Inc. (r)†	2,085,000	2,085,000
		6,490,000

District Of Columbia - 1.5%
District of Columbia HFA MFH Revenue VRDN, 0.09%, 11/1/38,
CEI: Freddie Mac (r)†	2,285,000	2,285,000
District of Columbia Revenue VRDN, 0.12%, 9/1/23,
LOC: Bank of America (r)†	3,200,000	3,200,000
		5,485,000

Florida - 1.3%
Florida Housing Finance Corp. MFH Revenue VRDN,
0.06%, 10/15/32, CEI: Fannie Mae (r)†	2,200,000	2,200,000
Palm Beach County Florida Revenue VRDN, 0.07%, 10/1/31,
LOC: Northern Trust Co. (r)†	2,500,000	2,500,000
		4,700,000

Georgia - 2.6%
Columbus Georgia Downtown Development Authority Revenue
VRDN, 0.12%, 8/1/15, LOC: Columbus Bank & Trust,
C/LOC: FHLB (r)†	1,810,000	1,810,000
Fulton-DeKalb Georgia Hospital Authority Revenue Bonds,
5.25%, 1/1/18, Escrowed in U.S. Treasuries
(prerefunded 1/1/14 @ 100)	4,000,000	4,100,551
Marietta Georgia Housing Authority MFH Revenue VRDN,
0.06%, 7/1/24, CEI: Freddie Mac (r)†	3,700,000	3,700,000
		9,610,551

Hawaii - 1.8%
Hawaii Department of Budget & Finance Revenue VRDN,
0.09%, 12/1/21, LOC: Union Bank (r)†	220,500	220,500
Hawaii GO Bonds:
5.25%, 9/1/18 (prerefunded 9/1/13@ 100)	3,275,000	3,302,897
5.25%, 9/1/20 (prerefunded 9/1/13@ 100)	3,250,000	3,277,744
		6,801,141

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Illinois - 16.0%
Chicago Illinois GO VRDN:
0.06%, 1/1/37, LOC: Royal Bank of Canada (r)†	$11,000,000	$11,000,000
0.06%, 1/1/37, LOC: Bank of New York Mellon (r)†	6,370,000	6,370,000
0.07%, 1/1/40, LOC: Bank of Montreal (r)†	5,200,000	5,200,000
Chicago Illinois MFH Revenue VRDN, 0.07%, 7/1/29,
CEI: Freddie Mac (r)†	3,200,000	3,200,000
Cook County Illinois Revenue VRDN, 0.16%, 2/1/35,
LOC: RBS Citizens (r)†	6,000,000	6,000,000
Illinois Development Finance Authority Revenue VRDN:
0.08%, 6/1/19, LOC: Northern Trust Co. (r)†	2,755,000	2,755,000
0.07%, 4/1/35, LOC: Northern Trust Co. (r)†	5,000,000	5,000,000
Illinois Finance Authority Revenue VRDN, 0.36%, 6/1/26,
LOC: Fifth Third Bank (r)†	6,800,000	6,800,000
Illinois Toll Highway Authority Revenue VRDN:
Series A-2a, 0.05%, 7/1/30,
LOC: Bank of Tokyo-Mitsubishi UFJ (r)†	12,000,000	12,000,000
Series A-2c, 0.06%, 7/1/30, LOC: Northern Trust Co. (r)†	800,000	800,000
		59,125,000

Indiana - 4.2%
Goshen Indiana Economic Development Revenue VRDN,
0.09%, 10/1/42, LOC: JPMorgan Chase Bank (r)†	8,625,000	8,625,000
Jasper County Indiana Industrial Economic Recovery Revenue
VRDN, 0.10%, 2/1/22, LOC: Farm Credit Services,
C/LOC: Rabobank (r)†	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN,
0.26%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)†	200,000	200,000
Vigo County Indiana Industrial Economic Development Revenue
VRDN, 0.26%, 5/1/16, LOC: Wells Fargo Bank (r)†	1,500,000	1,500,000
		15,600,000

Iowa- 2.3%
Hills City Iowa Health Facilities Revenue VRDN,
0.08%, 8/1/35, LOC: U.S. Bank (r)†	2,785,000	2,785,000
Iowa Finance Authority Health Facilities Revenue VRDN,
0.09%, 6/1/27, LOC: JPMorgan Chase Bank (r)†	1,805,000	1,805,000
Iowa Higher Education Loan Authority Revenue VRDN,
0.08%, 11/1/36, LOC: Bank of America (r)†	4,000,000	4,000,000
		8,590,000

Kansas - 0.1%
Kansas Development Finance Authority MFH Revenue
VRDN, 0.06%, 7/1/30, CEI: Freddie Mac (r)†	400,000	400,000

Kentucky - 2.2%
Morehead Kentucky League of Cities Funding Trust Lease Program
Revenue VRDN, 0.06%, 6/1/34, LOC: U.S. Bank (r)†	5,687,500	5,687,500
Winchester Kentucky Industrial Building Revenue VRDN,
0.21%, 10/1/18, LOC: Wells Fargo Bank (r)†	2,400,000	2,400,000
		8,087,500

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Louisiana - 1.9%
St. Tammany Parish Louisiana Development District Revenue
VRDN, 0.11%, 3/1/33, LOC: Whitney National Bank,
C/LOC: FHLB (r)†	$7,090,000	$7,090,000

Maryland - 1.0%
Maryland Transportation Authority Revenue VRDN,
0.06%, 7/1/13, LOC: State Street Bank (r)†	3,675,000	3,675,000

Michigan - 1.3%
Chelsea Michigan Economic Development Corp. LO Revenue
VRDN, 0.07%, 10/1/36, LOC: Comerica Bank (r)†	4,795,000	4,795,000

Minnesota - 4.3%
Crystal Minnesota MFH Development Revenue VRDN,
0.07%, 5/1/27, CEI: Freddie Mac (r)†	3,750,000	3,750,000
Richfield Minnesota MFH Revenue VRDN:
0.07%, 3/1/34, CEI: Freddie Mac (r)†	2,000,000	2,000,000
0.07%, 10/1/53, LOC: Wells Fargo Bank (r)†	3,000,000	3,000,000
St. Louis Park Minnesota MFH Revenue VRDN,
0.07%, 8/1/34, CEI: Freddie Mac (r)†	7,292,000	7,292,000
		16,042,000

Mississippi - 4.7%
Mississippi Business Finance Corp. Revenue VRDN:
0.08%, 3/1/17, LOC: PNC Bank (r)†	5,610,000	5,610,000
0.11%, 3/1/33, LOC: Whitney National Bank,
C/LOC: FHLB (r)†	5,000,000	5,000,000
Prentiss County Mississippi Revenue VRDN, 0.65%, 10/1/17,
LOC: Nordea Bank AB (r)†	6,750,000	6,750,000
		17,360,000

Missouri - 2.2%
Carthage Missouri IDA Revenue VRDN, 0.21%, 9/1/30,
LOC: Wells Fargo Bank (r)†	2,000,000	2,000,000
Missouri Health & Educational Facilities Authority Revenue
VRDN, 0.09%, 12/1/35, LOC: Commerce Bank (r)†	6,000,000	6,000,000
		8,000,000

Nevada - 0.7%
Nevada Housing Division Revenue VRDN, 0.07%, 4/15/39,
CEI: Fannie Mae (r)†	2,600,000	2,600,000

New Hampshire - 0.7%
New Hampshire Health & Education Facilities Authority Revenue
VRDN, 0.06%, 10/1/23, LOC: Bank of America (r)†	2,435,000	2,435,000

New Jersey - 0.5%
New Jersey Health Care Facilities Financing Authority Revenue
VRDN, 0.11%, 7/1/14, LOC: TD Bank (r)†	1,790,000	1,790,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
New York - 9.6%
Albany New York IDA Revenue VRDN, 0.11%, 6/1/34,
LOC: M&T Trust Co. (r)†	$5,305,000	$5,305,000
Monroe County New York IDA Revenue VRDN,
0.18%, 12/1/34, LOC: M&T Trust Co. (r)†	1,240,000	1,240,000
New York City GO VRDN, 0.04%, 4/1/42,
LOC: Mizuho Corp. Bank Ltd. (r)†	11,000,000	11,000,000
New York City Housing Development Corp. MFH Revenue
VRDN, 0.06%, 11/1/38, CEI: Freddie Mac (r)†	100,000	100,000
New York City Housing Development Corp. Revenue VRDN,
0.06%, 11/1/48, CEI: Freddie Mac (r)†	5,300,000	5,300,000
New York State HFA Revenue VRDN:
0.06%, 5/15/34, CEI: Fannie Mae (r)†	3,950,000	3,950,000
0.07%, 5/15/37, CEI: Fannie Mae (r)†	7,150,000	7,150,000
Oswego County New York IDA Civic Facilities Revenue VRDN,
0.12%, 1/1/24, LOC: M&T Trust Co. (r)†	1,360,000	1,360,000
		35,405,000

North Carolina - 1.3%
North Carolina Capital Facilities Finance Agency Revenue
VRDN, 0.05%, 1/1/26, LOC: TD Bank (r)†	4,960,000	4,960,000

Ohio - 1.1%
Franklin County Ohio Health Care Revenue VRDN,
0.06%, 11/1/34, LOC: PNC Bank (r)†	4,075,000	4,075,000

Pennsylvania - 4.4%
Allegheny County Pennsylvania IDA Revenue VRDN,
0.07%, 6/1/38, LOC: PNC Bank (r)†	2,600,000	2,600,000
Haverford Township Pennsylvania School District GO VRDN,
0.06%, 3/1/30, LOC: TD Bank (r)†	1,980,000	1,980,000
Moon Pennsylvania IDA Revenue VRDN, 0.08%, 7/1/38,
LOC: Bank of Scotland (r)†	7,835,000	7,835,000
Washington County Pennsylvania Hospital Authority Revenue
Bonds, 0.45%, 7/1/37, LOC: PNC Bank
(mandatory put, 7/1/13 @ 100) (r)	4,000,000	4,000,000
		16,415,000

Rhode Island - 1.3%
Rhode Island Health & Educational Building Corp. Revenue
VRDN, 0.13%, 4/1/35, LOC: RBS Citizens (r)†	4,840,000	4,840,000

South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority Health
Facilities Revenue VRDN, 0.06%, 4/1/27,
LOC: Wells Fargo Bank (r)†	2,300,000	2,300,000

South Dakota - 0.6%
South Dakota MFH Development Authority Revenue VRDN,
0.06%, 1/1/44, CEI: Freddie Mac (r)†	2,220,000	2,220,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Tennessee - 1.4%
Sevier County Tennessee Public Building Authority Revenue
VRDN, 0.10%, 6/1/25, LOC: SmartBank, C/LOC: FHLB (r)†	$5,030,000	$5,030,000

Texas - 2.9%
Greater Texas Student Loan Corp. Revenue VRDN,
0.09%, 2/1/40, LOC: State Street Bank & Trust (r)†	10,000,000	10,000,000
Tarrant County Texas Industrial Development Corp. Revenue
VRDN, 0.23%, 9/1/27, LOC: JPMorgan Chase Bank (r)†	640,000	640,000
		10,640,000

Utah - 0.8%
Utah Housing Corp. MFH Revenue VRDN, 0.11%, 4/1/42,
CEI: Freddie Mac (r)†	3,125,000	3,125,000

Vermont - 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue
VRDN:
0.13%, 6/1/22, LOC: People’s United Bank,
C/LOC: Wells Fargo Bank (r)†	535,000	535,000
0.05%, 10/1/28, LOC: TD Bank (r)†	375,000	375,000
0.06%, 1/1/33, LOC: TD Bank (r)†	3,390,000	3,390,000
		4,300,000

Virginia - 3.9%
Alexandria Virginia IDA Revenue VRDN, 0.07%, 10/1/30,
LOC: Branch Bank & Trust (r)†	14,255,000	14,255,000

Wisconsin - 2.8%
Grafton Wisconsin IDA Revenue VRDN, 0.74%, 12/1/17,
LOC: U.S. Bank (r)†	980,000	980,000
Wisconsin Health & Educational Facilities Authority Revenue
VRDN:
0.11%, 11/1/23, LOC: U.S. Bank (r)†	4,200,000	4,200,000
0.09%, 12/1/32, LOC: JPMorgan Chase Bank (r)†	4,380,000	4,380,000
0.06%, 4/1/35, LOC: U.S. Bank (r)†	610,000	610,000
		10,170,000

Total Municipal Obligations (Cost $365,511,242)		365,511,242

TOTAL INVESTMENTS (Cost $365,511,242) - 99.0%		365,511,242
Other assets and liabilities, net - 1.0%		3,558,686
NET ASSETS - 100%		$369,069,928

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 18

NET ASSETS CONSIST OF:
Paid-in capital applicable to 369,097,392 Class O shares of beneficial
interest, unlimited number of no par value shares authorized	$369,097,393
Undistributed net investment income	3,828
Accumulated net realized gain (loss)	(31,293)

NET ASSETS	$369,069,928

NET ASSET VALUE PER SHARE	$1.00

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

TAX-FREE BOND FUND
STATEMENT OF NET ASSETS
JUNE 30, 2013

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.3%	AMOUNT	VALUE
Alabama - 1.4%
Montgomery Alabama GO Bonds, 5.00%, 2/1/25	$2,000,000	$2,230,800

California - 0.4%
Long Beach California Unified School District GO Bonds, Zero
Coupon, 8/1/25	1,000,000	581,450

Colorado - 2.7%
Board of Governors of the Colorado State University System
Enterprise Revenue Bonds, Bonds, 5.00%, 3/1/29	1,000,000	1,106,940
Colorado Health Facilities Authority Revenue Bonds, 5.00%,
7/1/39	2,000,000	2,032,120
Regional Transportation District Colorado Sales Tax, Revenue
Bonds, 5.00%, 11/1/32	1,000,000	1,106,580
		4,245,640

Connecticut - 4.2%
Connecticut GO Bonds:
4.00%, 9/15/27	2,000,000	2,054,740
4.00%, 10/15/31	1,000,000	1,003,040
Connecticut Health & Educational Facility Authority Revenue
Bonds:
5.00%, 7/1/35	1,015,000	1,066,653
4.85%, 7/1/37	1,360,000	1,436,854
5.05%, 7/1/42	1,000,000	1,083,480
		6,644,767

District Of Columbia - 2.4%
District of Columbia HFA MFH Revenue VRDN, 0.09%,
11/1/38 (r) †	400,000	400,000
Metropolitan Washington DC Airport Authority System Revenue
Bonds, 5.00%, 10/1/25	3,250,000	3,400,182
		3,800,182

Florida - 7.8%
Highlands County Florida Health Facilities Authority Revenue
Bonds:
5.125%, 11/15/32 (r)	2,060,000	2,154,369
5.625%, 11/15/37 (r)	1,080,000	1,193,918
Miami-Dade County Florida Aviation Revenue Bonds,
5.00%, 10/1/41	2,500,000	2,592,500
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,592,360
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	675,000	667,048
Miami-Dade County Florida Professional Sports Franchise
Facilities Tax Revenue Bonds, 5.25%, 10/1/30
(escrowed to maturity)	2,675,000	3,155,029
		12,355,224

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Georgia - 0.7%
Georgia GO Bonds, 4.50%, 7/1/28	$1,000,000	$1,082,380

Hawaii - 1.3%
Honolulu City and County Hawaii GO Bonds, 5.00%, 12/1/34	2,000,000	2,130,800

Illinois - 3.8%
Cook County Illinois GO Bonds, 4.00%, 11/15/29	500,000	482,475
Granite City Illinois Revenue Bonds, 0.85%, 5/1/27
(mandatory put, 5/1/14 @ 100) (r)	2,000,000	1,982,200
Illinois GO Bonds, 5.00%, 8/1/24	1,255,000	1,317,750
Lake County Illinois Community High School District GO Bonds,
7.375%, 2/1/20	1,000,000	1,278,140
St. Charles Illinois GO Bonds, 4.00%, 12/1/34	1,000,000	925,200
		5,985,765

Iowa - 0.7%
Iowa SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,110,720

Kansas - 1.4%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,093,700
5.75%, 11/15/38	1,000,000	1,125,780
		2,219,480

Louisiana - 0.9%
Louisiana Public Facilities Authority Revenue Bonds, 5.25%,
11/1/17	1,340,000	1,488,901

Maryland - 0.3%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	123,000	121,330
Series B, 3.907%, 7/1/14 (r)	333,000	328,478
		449,808

Massachusetts - 4.1%
Boston Massachusetts Water & Sewer Commission Revenue
Bonds, 5.00%, 11/1/30	1,000,000	1,098,920
Commonwealth of Massachusetts GO Bonds, 4.00%, 10/1/28	1,000,000	1,016,860
Massachusetts Health & Educational Facilities Authority Revenue
Bonds, 5.00%, 7/15/36	3,040,000	3,245,595
Massachusetts Water Pollution Abatement Trust Revenue Bonds,
5.25%, 8/1/29	1,000,000	1,162,800
		6,524,175

Missouri - 1.0%
Kansas City Missouri GO Bonds, 4.50%, 2/1/24	1,500,000	1,673,565

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
New Jersey - 4.6%
Essex County New Jersey Improvement Authority Revenue Bonds,
5.25%, 12/15/21	$3,280,000	$3,929,932
New Jersey Transportation Trust Fund Authority Revenue Bonds,
5.25%, 12/15/23	1,830,000	2,121,501
Ocean County New Jersey Utilities Authority Wastewater Revenue
Bonds, 5.25%, 1/1/26	1,000,000	1,190,590
		7,242,023

New Mexico - 2.6%
New Mexico Hospital Equipment Loan Council Revenue Bonds,
5.125%, 8/1/35	4,010,000	4,122,721

New York - 2.0%
New York State Dormitory Authority Revenue Bonds:
5.00%, 8/15/29	1,000,000	1,091,250
5.00%, 3/15/37	1,430,000	1,474,330
New York State Environmental Facilities Corp. Solid Waste
Disposal Revenue Bonds, 2.75%, 7/1/17 (r)	200,000	200,000
New York State Local Government Assistance Corp. Revenue
Bonds, 6.00%, 4/1/14	340,000	354,909
		3,120,489

North Carolina - 4.2%
Columbus County North Carolina Industrial Facilities & Pollution
Control Financing Authority Revenue Bonds, 5.70%, 5/1/34	1,000,000	1,072,970
North Carolina Medical Care Commission Revenue Bonds,
5.00%, 6/1/42	3,700,000	3,741,440
Wake County North Carolina GO Bonds, 5.00%, 3/1/23	1,625,000	1,885,764
		6,700,174

Ohio - 4.4%
Cincinnati Ohio City School District GO Bonds, 5.25%, 12/1/30	1,000,000	1,161,230
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,522,525
Ohio GO Bonds, 4.00%, 3/15/27	1,000,000	1,022,180
Ohio State University Revenue Bonds:
5.00%, 12/1/29 (unrefunded portion)	1,915,000	2,183,713
5.00%, 12/1/29 (escrowed to maturity)	85,000	101,768
		6,991,416

Pennsylvania - 1.4%
Mount Lebanon Pennsylvania School District GO Bonds,
5.00%, 2/15/27	2,000,000	2,244,320

Puerto Rico - 2.7%
Puerto Rico Commonwealth GO Bonds, 6.50%, 7/1/14	1,000,000	1,037,100
Puerto Rico Highway & Transportation Authority Revenue Bonds,
5.50%, 7/1/29	2,000,000	1,954,260
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%,
8/1/27 (escrowed to maturity)	1,000,000	1,237,880
		4,229,240

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Rhode Island - 1.1%
Rhode Island GO Bonds:
4.00%, 8/1/24	$1,000,000	$1,053,830
4.00%, 10/15/32	450,000	428,985
Rhode Island Port Authority and Economic Development Corp.
Airport Revenue Bonds, 7.00%, 7/1/14	190,000	194,087
		1,676,902

South Carolina - 1.4%
Charleston South Carolina Waterworks and Sewer System
Revenue Bonds, 5.00%, 1/1/41	1,000,000	1,068,320
Columbia South Carolina Waterworks and Sewer System Revenue
Bonds, 5.00%, 2/1/30	1,000,000	1,093,130
		2,161,450

Texas - 20.1%
Allen Texas Independent School District GO Bonds,
5.00%, 2/15/41	1,000,000	1,076,050
Bexar County Texas GO Bonds:
4.00%, 6/15/26	1,000,000	1,042,680
5.00%, 6/15/35	3,000,000	3,346,650
Dallas Texas Area Rapid Transit Revenue Bonds, 5.00%, 12/1/28	1,475,000	1,618,503
Dallas/Fort Worth Texas International Airport Revenue Bonds:
5.00%, 11/1/36	500,000	515,785
5.00%, 11/1/38	1,000,000	994,240
El Paso County Texas GO Bonds, 5.00%, 2/15/32	1,000,000	1,064,480
Harris County Texas Flood Control District Revenue
Bonds, 5.00%, 10/1/27	3,450,000	3,837,849
Hidalgo County Texas Drain District No 1 Bonds, 5.00%, 9/1/25	3,010,000	3,407,440
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	2,505,000	3,112,488
Longview Texas Independent School District GO Bonds,
Zero Coupon, 2/15/18	500,000	461,010
Mission Economic Development Corp. Revenue Bonds,
6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	1,000,000	1,003,830
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,196,790
5.25%, 2/1/35	3,345,000	3,956,432
Port of Houston Texas Tax Authority GO Bonds, 5.00%, 10/1/35	1,830,000	2,048,356
Texas GO Bonds, 5.00%, 4/1/22	1,000,000	1,092,580
Texas Transportation Commission Revenue Bonds, 4.375%, 4/1/25	2,000,000	2,083,080
		31,858,243

Vermont - 4.9%
University of Vermont and State Agriculture College Revenue
Bonds, 5.00%, 10/1/23	1,000,000	1,079,030
Vermont Educational & Health Buildings Financing Agency
Revenue Bonds, 5.00%, 10/31/46	1,000,000	1,026,560

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Vermont - Cont’d
Vermont GO Bonds:
5.00%, 8/15/20	$1,000,000	$1,182,020
4.25%, 3/1/26	905,000	960,522
4.50%, 7/15/26	1,000,000	1,028,790
4.50%, 3/1/28	1,150,000	1,221,449
Vermont HFA Revenue Bonds, 5.35%, 5/1/36	70,000	73,614
Vermont Public Power Supply Authority Revenue Bonds,
5.25%, 7/1/13	1,200,000	1,200,480
		7,772,465

Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,040,540
4.25%, 10/1/29	200,000	199,292
		1,239,832

Virginia - 2.5%
Commonwealth of Virginia GO Bonds, 4.00%, 6/1/33	1,000,000	1,012,870
Loudoun County Virginia Sanitation Authority Revenue Bonds,
5.00%, 1/1/27	1,725,000	1,913,197
Virginia Public School Authority Revenue Bonds, 4.00%, 8/1/27	1,000,000	1,028,280
		3,954,347

Washington - 7.0%
King County Washington Sewer Revenue Bonds, 5.00%, 1/1/50	3,000,000	3,100,230
Washington GO Bonds:
5.00%, 2/1/23	1,000,000	1,148,070
5.00%, 1/1/28	3,090,000	3,420,197
4.00%, 2/1/31	1,000,000	986,290
Washington Health Care Facilities Authority Revenue Bonds,
4.875%, 10/1/30	2,310,000	2,366,618
		11,021,405

West Virginia - 1.4%
West Virginia Economic Development Authority Commonwealth
Development Revenue Bonds, 6.68%, 4/1/25 (b)(g)(r)*	24,320,000	2,298,240

Wisconsin - 1.7%
Wisconsin Health & Educational Facilities Authority Revenue
Bonds, 5.00%, 11/15/30	2,600,000	2,712,294

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Other - 2.4%
Capital Trust Agency, Inc. Housing Revenue Bonds, 5.95%,
1/15/39 (c)*	$14,452,566	$3,828,196

Total Municipal Obligations (Cost $181,943,953)		155,697,414

TOTAL INVESTMENTS (Cost $181,943,953) - 98.3%		155,697,414
Other assets and liabilities, net - 1.7%		2,619,955
NET ASSETS - 100%		$158,317,369

NET ASSETS CONSIST OF:
Paid-in capital applicable to 10,138,319 Class A shares of
beneficial interest, unlimited number of no par shares authorized		$206,794,834
Undistributed net investment income (loss)		(925,303)
Accumulated net realized gain (loss)		(21,808,583)
Net unrealized appreciation (depreciation)		(25,743,579)

NET ASSETS		$158,317,369

NET ASSET VALUE PER SHARE		$15.62

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACEAMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
30 Year U.S. Treasury Bonds	110	9/13	$14,942,813	$502,960

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

NOTES TO STATEMENTS OF NET ASSETS

(b) This security was valued by the Board of Trustees. See Note A.

(c) Capital Trust Agency Housing Revenue Bonds in Bond Fund are no longer accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds (Series 2005 Bonds).

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) in Bond Fund are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

* Non-income producing security.

The date shown for Variable Rate Demand Notes (VRDN) represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissable maturity shortening features other than interest rate resets.

Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

See notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 26

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2013

	MONEY MARKET	TAX-FREE
NET INVESTMENT INCOME	PORTFOLIO	BOND FUND
Investment Income:
Interest income	$337,209	$3,157,299

Expenses:
Investment advisory fee	491,669	507,573
Transfer agency fees and expenses	225,386	69,041
Distribution Plan expenses:
Class A	—	76,136
Trustees’ fees and expenses	16,692	7,264
Administrative fees:
Class O	511,336	—
Class A	—	40,000
Accounting fees	29,642	13,605
Custodian fees	53,974	10,809
Registration fees	13,217	10,616
Reports to shareholders	33,223	13,867
Professional fees	16,428	15,414
Miscellaneous	61,642	12,233
Total expenses	1,453,209	776,558
Reimbursement from Advisor:
Class O	(1,124,489)	—
Fees paid indirectly	(10,596)	—
Net expenses	318,124	776,558

NET INVESTMENT INCOME	19,085	2,380,741

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(21)	700,003
Futures	—	638,655
	(21)	1,338,658

Change in unrealized appreciation (depreciation) on:
Investments	—	(11,044,499)
Futures	—	311,079
	—	(10,733,420)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(21)	(9,394,762)

INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$19,064	($7,014,021)

See notes to financial statements.

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MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$19,085	$38,523
Net realized gain (loss)	(21)	(44)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,064	38,479

Distributions to shareholders from:
Net investment income:
Class O shares	(19,632)	(42,823)
Total distributions	(19,632)	(42,823)

Capital share transactions:
Shares sold:
Class O shares	108,359,804	199,724,854
Reinvestment of distributions:
Class O shares	18,331	40,575
Shares redeemed:
Class O shares	(139,405,054)	(260,416,640)
Capital contribution:
Class O shares	—	108,688
Total capital share transactions	(31,026,919)	(60,542,523)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,027,487)	(60,546,867)

NET ASSETS
Beginning of period	400,097,415	460,644,282
End of period (including undistributed net investment
income of $3,828 and $4,375, respectively)	$369,069,928	$400,097,415

CAPITAL SHARE ACTIVITY
Shares sold:
Class O shares	108,359,804	199,724,854
Reinvestment of distributions:
Class O shares	18,331	40,575
Shares redeemed:
Class O shares	(139,405,054)	(260,416,640)
Total capital share activity	(31,026,919)	(60,651,211)

See notes to financial statements.

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TAX-FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$2,380,741	$5,551,499
Net realized gain (loss)	1,338,658	(1,941,930)
Change in unrealized appreciation (depreciation)	(10,733,420)	9,485,231

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,014,021)	13,094,800

Distributions to shareholders from:
Net investment income	(2,378,221)	(5,341,319)
Total distributions	(2,378,221)	(5,341,319)

Capital share transactions:
Shares sold	4,367,512	10,543,096
Reinvestment of distributions	1,941,445	4,267,469
Redemption fees	—	85
Shares redeemed	(11,778,664)	(34,041,737)
Total capital share transactions	(5,469,707)	(19,231,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,861,949)	(11,477,606)

NET ASSETS
Beginning of period	173,179,318	184,656,924
End of period (including distributions in excess of net
investment income of $925,303 and $927,823, respectively)	$158,317,369	$173,179,318

CAPITAL SHARE ACTIVITY
Shares sold	265,193	643,653
Reinvestment of distributions	118,831	260,767
Shares redeemed	(718,849)	(2,077,597)
Total capital share activity	(334,825)	(1,173,177)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios: Money Market and Tax-Free Bond. Money Market is registered as a diversified portfolio and Tax-Free Bond as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Money Market is closed to new investors effective June 5, 2013. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratifica-tion by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or, if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

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The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2013, securities valued at $2,298,240, or 1.5% of net assets, were fair valued in good faith under the direction of the Board in Tax-Free Bond.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

MONEY MARKET		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal obligations	—	$365,511,242	—	$365,511,242
TOTAL	—	$365,511,242	—	$365,511,242

TAX-FREE BOND		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal obligations	—	$155,697,414	—	$155,697,414
TOTAL	—	$155,697,414	—	$155,697,414

Other financial instruments**	$502,960	—	—	$502,960

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* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

Futures Contracts: Tax-Free Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.

During the period, Tax-Free Bond invested in 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 10 contracts and $3,082,902 weighted average notional value.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Notes to Statements of Net Assets on page 26.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangement: Money Market has an arrangement with a custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Portfolio and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

	FIRST	NEXT	OVER
	$500 MILLION	$500 MILLION	$1 BILLION
Money Market	.25%	.20%	.15%
Tax-Free Bond	.60%	.50%	.40%

Under the terms of the agreement, $78,056 and $79,966 was payable at period end for Money Market and Tax-Free Bond, respectively. In addition, $111,041 was receivable at period end from the Advisor for reimbursement of operating expenses and $22,551 was payable at period end for operating expenses paid by the Advisor during June 2013, for Money Market and Tax-Free Bond, respectively.

The Advisor voluntarily reimbursed Money Market for expenses of $1,124,489 to maintain a positive yield during the six months ended June 30, 2013.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Money Market pays an annual fee, payable monthly, of .26% of the Portfolio’s average daily net assets. Tax-Free Bond pays monthly an annual fee of $80,000. Under the terms of the agreement, $81,178 and $6,667 was payable at period end for Money Market and Tax-Free Bond, respectively.

Calvert Investment Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, Class A of Tax-Free Bond has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed an annual rate of .35% of average daily net assets in Tax-Free Bond. The amount actually paid by Tax-Free Bond, is an annualized fee, payable monthly, of .09% of the Portfolio’s average daily net assets of Class A. Under the terms of the agreement, $11,995 was payable at period end for Tax-Free Bond.

CID received $15,446 as its portion of commissions charged on sales of Tax-Free Bond during the six months ended June 30, 2013.

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Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $108,107 and $12,510 for the six months ended June 30, 2013 for Money Market and Tax-Free Bond, respectively. Under the terms of the agreement, $16,886 and $2,034 was payable at period end for Money Market and Tax-Free Bond, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:

TAX-FREE BOND
Purchases	$ 18,053,215
Sales	22,889,038

The Portfolios may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2013, such purchase and sales transactions were:

	MONEY MARKET	TAX-FREE BOND
Purchases	$ 94,915,000	$ 8,340,000
Sales	105,850,000	8,340,000

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE	MONEY MARKET	TAX-FREE BOND
31-Dec-13	—	($616,112)
31-Dec-14	—	(8,160,996)
31-Dec-15	—	(4,279,054)
31-Dec-16	($31,228)	(565,078)
31-Dec-18	—	(6,629,505)

NO EXPIRATION DATE		TAX-FREE BOND
Short-term	—	($460,282)
Long-term	($44)	(2,243,471)

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Capital losses may be utilized to offset future capital gains until expiration. Tax-Free Bond’s use of net capital loss carryforwards may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either short-term or long-term capital losses.

As of June 30, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	MONEY MARKET	TAX-FREE BOND
Unrealized appreciation	—	$7,113,260
Unrealized (depreciation)	—	(33,298,930)
Net unrealized appreciation/(depreciation)	—	($26,185,670)
Federal income tax cost of investments	$365,511,242	$181,883,084

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. Money Market had no loans outstanding pursuant to this line of credit at June 30, 2013. Tax-Free Bond had $148,655 outstanding pursuant to this line of credit at June 30, 2013 with an interest rate of 1.375%.

For the six months ended June 30, 2013, borrowings by the Portfolios under the agreement were as follows:

		WEIGHTED		MONTH OF
	AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
	DAILY	INTEREST	AMOUNT	AMOUNT
PORTFOLIO	BALANCE	RATE	BORROWED	BORROWED
Money Market	$18,668	1.41%	$1,254,217	January 2013
Tax-Free Bond	121,171	1.41%	2,034,639	May 2013

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NOTE E — SUBSEQUENT EVENTS

The Board of Trustees has approved the reorganization of Money Market into Calvert Ultra-Short Income Fund, a series of The Calvert Fund, and has recommended approval of the reorganization by shareholders. A Proxy Statement was mailed to shareholders in August 2013 which contained additional information about the reorganization, as well as voting instructions. If the Money Market Portfolio’s shareholders approve the reorganization, Money Market will be merged into Class A shares of Calvert Ultra-Short Income Fund on or prior to December 31, 2013.

In preparing the financial statements as of June 30, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	JUNE 30,		DECEMBER 31,	DECEMBER 31,
CLASS O SHARES	2013		2012	2011
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.00005		.0001	.0001
Distributions from:
Net investment income	(.00005)		(.0001)	(.0001)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.005%		.01%	.01%
Ratios to average net assets: A
Net investment income	.01	% (a)	.01%	.01%
Total expenses	.74	% (a)	.73%	.72%
Expenses before offsets	.17	% (a)	.20%	.24%
Net expenses	.16	% (a)	.20%	.23%
Net assets, ending (in thousands)	$369,070		$400,097	$460,644

			YEARS ENDED
	DECEMBER 31,		DECEMBER 31,	DECEMBER 31,
CLASS O SHARES	2010		2009	2008
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.0001		.001	.018
Distributions from:
Net investment income	(.0001)		(.001)	(.018)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.07%	1.83%
Ratios to average net assets: A
Net investment income	.01%		.08%	1.82%
Total expenses	.70%		.73%	.68%
Expenses before offsets	.36%		.64%	.68%
Net expenses	.35%		.63%	.67%
Net assets, ending (in thousands)	$531,464		$631,444	$760,722

See notes to financial highlights.

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TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	JUNE 30,		DECEMBER 31,	DECEMBER 31,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$16.54		$15.86	$15.10
Income from investment operations:
Net investment income	.23		.50	.49
Net realized and unrealized gain (loss)	(.92)		.67	.77
Total from investment operations	(.69)		1.17	1.26
Distributions from:
Net investment income	(.23)		(.49)	(.50)
Total distributions	(.23)		(.49)	(.50)
Total increase (decrease) in net asset value	(.92)		.68	.76
Net asset value, ending	$15.62		$16.54	$15.86

Total return*	(4.22%)		7.45%	8.54%
Ratios to average net assets: A
Net investment income	2.81	% (a)	3.09%	3.28%
Total expenses	.92	% (a)	.90%	.91%
Expenses before offsets	.92	% (a)	.90%	.91%
Net expenses	.92	% (a)	.90%	.91%
Portfolio turnover	11%		35%	10%
Net assets, ending (in thousands)	$158,317		$173,179	$184,657

			YEARS ENDED
	DECEMBER 31,		DECEMBER 31,	DECEMBER 31,
CLASS A SHARES	2010		2009	2008
Net asset value, beginning	$15.62		$14.80	$16.24
Income from investment operations:
Net investment income	.47		.54	.62
Net realized and unrealized gain (loss)	(.48)		.85	(1.44)
Total from investment operations	(.01)		1.39	(.82)
Distributions from:
Net investment income	(.49)		(.54)	(.62)
Net realized gain	(.02)		(.03)	—
Total distributions	(.51)		(.57)	(.62)
Total increase (decrease) in net asset value	(.52)		.82	(1.44)
Net asset value, ending	$15.10		$15.62	$14.80

Total return*	(.13%)		9.50%	(5.18%)
Ratios to average net assets: A
Net investment income	3.02%		3.11%	3.93%
Total expenses	.90%		.92%	.93%
Expenses before offsets	.90%		.92%	.93%
Net expenses	.90%		.92%	.92%
Portfolio turnover	37%		101%	48%
Net assets, ending (in thousands)	$202,093		$234,009	$49,369

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

* Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods of less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned

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from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec. gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments, Inc.
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

               Not Applicable

Item 3.  Audit Committee Financial Expert.

            Not Applicable

Item 4.  Principal Accountant Fees and Services.

Not Applicable

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not Applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:       ___/s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

_/s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:    August 30, 2013

            __/s/ Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:    August 30, 2013